OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other assets abstract [Abstract]
Schedule of other assets

	As at December 31, 2023	As at December 31, 2022
Value added taxes receivable[1]	$134	$218
Other investments[2]	131	112
Notes receivable[3]	187	160
Norte Abierto JV Partner Receivable	61	149
Restricted cash[4]	101	151
Kibali JV Receivable[5]	358	—
Prepayments[6]	212	223
Other	172	115
	$1,356	$1,128
[1]Includes VAT and fuel tax receivables of $7 million in Argentina, $69 million in Tanzania and $58 million in Chile (Dec. 31, 2022: $29 million, $119 million and $70 million, respectively).
[2]Includes equity investments in other mining companies.
[3]Primarily represents the interest bearing promissory note due from NovaGold.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.
[5]Refer to note 16 for further details.
[6]Primarily relates to prepaid royalties at Carlin.